Segments information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 7,319,223	$ 12,686,708
Total cost of revenues	4,397,750	8,184,873
Total gross profit	2,921,473	4,501,835
Selling expense	102,096	25,725
Depreciation expense	146,837	184,081
Salary expense	494,051	427,603
Rent	78,706	73,180
Professional fee	341,731	464,931
Other general and administrative expense	130,035	211,686
Research and development expense	31,918	34,706
Stock-based compensation	2,145,000	454,250
Provision for (recovery from) credit loss, net	588,484	795,757
Other income (expense), net	43,542	(11,096)
(Loss) income before income taxes	1,093,843	1,818,820
Income taxes expenses	214,668	401,401
Net income	(1,308,511)	1,417,419
Income before income taxes	(1,093,843)	1,818,820
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Revenue from External Customer [Line Items]
Total revenue			$ 29,765,205	$ 34,209,919	$ 28,849,362
Total cost of revenues			18,518,728	22,825,033	18,596,207
Total gross profit			11,246,477	11,384,886	10,253,155
Selling expense			108,637	106,147	164,583
Depreciation expense			148,280	165,683	207,980
Salary expense			255,049	991,037	1,158,607
Rent			124,753	214,701	292,215
Professional fee			1,296,218	679,438	1,049,378
Other general and administrative expense			340,157	623,660	442,332
Research and development expense			61,786	80,948	112,668
Stock-based compensation			454,250
Provision for (recovery from) credit loss, net			6,459,240	(88,221)	471,454
Other income (expense), net			129,782	183,559	(41,814)
Income taxes expenses			462,043	1,403,880	1,152,963
Net income			1,406,282	7,024,054	5,242,789
Income before income taxes			1,868,325	8,427,934	6,395,752
Sewage Treatment Systems [Member]
Revenue from External Customer [Line Items]
Total revenue	6,762,644	12,066,255
Total cost of revenues	4,088,886	7,869,468
Sewage Treatment Systems [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Revenue from External Customer [Line Items]
Total revenue			28,417,150	32,267,593	26,552,481
Total cost of revenues			17,779,226	21,630,216	17,170,669
Sewage Treatment Services And Others [Member]
Revenue from External Customer [Line Items]
Total revenue	556,579	620,453
Total cost of revenues	$ 308,864	$ 315,405
Sewage Treatment Services And Others [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Revenue from External Customer [Line Items]
Total revenue			1,348,055	1,942,326	2,296,881
Total cost of revenues			$ 739,502	$ 1,194,817	$ 1,425,538